MARSHALL FUNDS, INC.

Marshall Equity Income Fund Marshall Large-Cap Growth & Income Fund Marshall Mid-Cap Value Fund Marshall Mid-Cap Growth Fund Marshall Small-Cap Growth Fund Marshall International Stock Fund Marshall Short-Term Income Fund Marshall Intermediate Bond Fund Marshall Government Income Fund Marshall Intermediate Tax-Free Fund Marshall Money Market Fund

Supplement to Class A Shares Prospectus dated January 31, 1999 and Class Y Shares Prospectus dated December 31, 1998 (Revised January 31, 1999)

        We're providing this Supplement to advise you of changes approved by shareholders at their annual meeting on May 24, 1999, and to provide you with other supplemental information to the Prospectuses.

I.  SHAREHOLDER MEETING INFORMATION

At the May 24, 1999 shareholder meeting, shareholders approved the following changes:

o       Election of six (6) Directors of the Corporation.

o Changed the fundamental investment objective of the MARSHALL MID-CAP VALUE FUND ("MID-CAP VALUE FUND"). o Ratified the selection of Arthur Andersen LLP as the Corporation's independent auditors.

o Approved a new Sub-Advisory Contract between M&I Investment Management Corp. and BPI Global Asset Management LLP, on behalf of MARSHALL INTERNATIONAL STOCK FUND ("INTERNATIONAL STOCK FUND").

1. Changed the fundamental investment objective of the MID-CAP VALUE FUND by deleting "current income" such that the fund's objective is "to provide capital appreciation".

2. Approved that BPI Global Asset Management LLP replace Templeton Investment Counsel, Inc. as the sub-adviser to the INTERNATIONAL STOCK FUND. BPI Global Asset Management LLP ("BPI"), headquartered in Orlando, Florida, provides portfolio management services for investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals, and other institutions located in both Canada and the United States, and is an investment adviser registered with the U.S. Securities and Exchange Commission. BPI was formed in March 1997 as a Delaware limited liability partnership between BPI Global Holdings USA, Inc. ("BPI Holdings") as a 51% partner, and JBS Advisors, Inc. ("JBS") as a 49% partner. BPI Holdings is a wholly-owned subsidiary of BPI Global Holdings, Inc., which is a wholly-owned subsidiary of BPI Financial Corporation, located at Toronto, Ontario (Canada). JBS is owned by BPI's portfolio managers and its President. BPI is the investment adviser to 10 mutual fund portfolios (9 in Canada and 1 in the United States) with approximately $1.25 billion of total assets under management.

     The portfolio manager for the INTERNATIONAL STOCK FUND is Dan Jaworski. From June 1993 to December 1994, Mr. Jaworski was a portfolio manager at Lazard Freres & Co. LLC, and from January 1995 to March 1997 was a portfolio manager at STI Capital Management. In March 1997, Mr. Jaworski founded and became a managing Director and the Chief Investment Officer of BPI. Mr. Jaworski received a B.A. in Economics and Computer Science in 1987 from Concordia College, and received his M.B.A. in Finance from the University of Minnesota in 1988.

   II.  SUPPLEMENTAL INFORMATION

   1. Effective April 30, 1999, David Lettenberger no longer co-manages the SMALL-CAP GROWTH FUND. Please remove reference to him within the fifth paragraph under the sub-heading "Portfolio Managers" in your combined prospectuses.

      Steve D. Hayward will remain as the portfolio manager of the SMALL-CAP GROWTH FUND.

   THE FOLLOWING INFORMATION APPLIES TO THE CLASS Y SHARES PROSPECTUS ONLY:

   2. Please replace the second bullet point under "Wire" within the section entitled "How to Buy Shares" on page 15 of the Class Y Shares Prospectus with the following:

         "o  Then wire the money to:

               M&I Marshall & Ilsley Bank
               ABA Number 075000051

CREDIT TO: MARSHALL FUNDS, DEPOSIT ACCOUNT, Account Number 27480; Further credit to: Class Y Shares [Identify name of Fund] Re: [Shareholder name and Account number]"

                                  July 7, 1999

Marshall Funds Investor Services
1000 North Water Street

P.O. Box 1348
Milwaukee, WI  53201-1348

414-287-8555 or 800-236-FUND (3863)

Internet address:  http://www.marshallfunds.com

TDD:  Speech and Hearing Impaired Services
1-800-209-3520

G02602-03 (7/99)

MARSHALL FUNDS, INC.

Marshall Equity Income Fund Marshall Large-Cap Growth & Income Fund Marshall Mid-Cap Value Fund Marshall Mid-Cap Growth Fund Marshall Small-Cap Growth Fund Marshall International Stock Fund Marshall Short-Term Income Fund Marshall Intermediate Bond Fund Marshall Government Income Fund Marshall Intermediate Tax-Free Fund Marshall Money Market Fund

Supplement to Class A Shares Statement of Additional Information dated January 31, 1999 and Class Y Shares Statement of Additional Information dated December 31, 1998 (Revised January 31, 1999)

        We're providing this Supplement to advise you of changes approved by shareholders at their annual meeting on May 24, 1999.

1. The following persons were elected as Directors of the Corporation (an asterisk (*) indicates the nominee is an "interested person"):

   JOHN DEVINCENTIS

   4700 21st Street
   Racine, Wisconsin, 53406
   Age:  65
   Director of the Corporation

     Independent Financial Consultant; Retired, formerly Senior Vice President of Finance, In-Sink-Erator Division of Emerson Electric.

   JAMES MITCHELL

   4051 North 27th Street
   Milwaukee, Wisconsin 53216

   Age:  52

   Group Vice President, Citation Corporation; formerly President and Chief Executive Officer, Interstate Forging Industries; formerly Chairman, Ayrshire Precision Engineering.

   DUANE E. DINGMANN

   1631 Harding Avenue
   Eau Claire, Wisconsin 54701

   Age:  68

     Retired; formerly, President and owner, Trubilt Auto Body, Inc. and Telephone Specialists, Inc.; formerly Class B (nonbanking) Director, Ninth Federal Reserve District, Minneapolis, MN.

   BARBARA J. POPE

   115 South LaSalle Street
   Suite 2285
   Chicago, Illinois 60603

   Age:  51

   President, Barbara J. Pope, P.C., a financial consulting firm; President, Sedgwick Street Partners LLC; general partner of a private investment partnership.

   JOHN M. BLASER*

   1000 North Water Street
   Milwaukee, Wisconsin, 53202

   Age:  42
   President and Director

   Vice President, Marshall & Ilsley Trust Company; formerly, Partner and Chief Financial Officer, Artisan Partners Limited Partnership; formerly, Chief Financial Officer and Principal Administrative Officer, Artisan Funds, Inc.; formerly, Senior Vice President, Kemper Securities.

   DAVID W. SCHULZ*

   1000 North Water Street
   Milwaukee, Wisconsin, 53202

   Age: 41

   President and Director, M&I Investment Management Corp.; Vice President, Marshall & Ilsley Trust Company.

2. Ratified Arthur Andersen LLP as the Corporation's independent auditors.

                                                                    July 7, 1999

Marshall Funds Investor Services
1000 North Water Street

P.O. Box 1348
Milwaukee, WI  53201-1348

414-287-8555 or 800-236-FUND (3863)

Internet address:  http://www.marshallfunds.com

TDD:  Speech and Hearing Impaired Services
1-800-209-3520

G02602-04 (7/99)